SHARE-BASED COMPENSATION - Summary of assumptions to estimate fair value of options at date of grant (Detail) - ¥ / shares	1 Months Ended
	Nov. 30, 2019	Oct. 31, 2018	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Average risk-free rate of interest		3.32%	2.54%
Average risk-free rate of interest, Minimum	1.57%
Average risk-free rate of interest, Maximum	1.69%
Estimated volatility rate		44.32%	50.46%
Estimated volatility rate, Minimum	42.86%
Estimated volatility rate, Maximum	45.28%
Dividend yield	0.00%	0.00%	0.00%
Time to maturity		4 years 6 months	4 years 6 months
Time to maturity, Minimum	0 years
Time to maturity, Maximum	3 years
Fair value per underlying ordinary share	¥ 53.43	¥ 88.13	¥ 21.38